Commitments and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Loans guaranteed	¥ 75,791	¥ 79,289
Unfunded Loan Commitment
Commitments and Contingencies Disclosure [Line Items]
Outstanding credit lines related to loan commitments	¥ 249,100	¥ 230,720